PIMCO Variable Insurance Trust

Supplement Dated November 14, 2025 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class

Prospectus and Statement of Additional Information each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO Total Return Portfolio (the “Portfolio”)

Effective immediately, Mark R. Kiesel no longer manages the Portfolio. Therefore, effective immediately, all references to Mr. Kiesel in the Prospectuses and Statement of Additional Information are removed in their entirety.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_111425

PIMCO Variable Insurance Trust

Supplement Dated November 14, 2025 to the

Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class

Prospectus each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO Total Return Portfolio (the “Portfolio”)

Effective immediately, PIMCO Total Return Portfolio’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mike Cudzil, Qi Wang, and Mohit Mittal. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mike Cudzil, Qi Wang, and Mohit Mittal. Mr. Ivascyn is Group Chief Investment Officer, Ms. Wang is CIO Portfolio Implementation and Mr. Mittal is CIO Core Strategies. Messrs. Ivascyn, Cudzil and Mittal and Ms. Wang are Managing Directors of PIMCO. Mr. Mittal has managed the Portfolio since December 2019, Ms. Wang and Mr. Ivascyn have managed the Portfolio since October 2022, and Mr. Cudzil has managed the Portfolio since November 2025.

In addition, effective immediately, disclosure concerning the Portfolios’ portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Long-Term U.S. Government PIMCO Total Return	Mike Cudzil	2/16 11/25

Managing Director, PIMCO. Mr. Cudzil is a managing director and generalist portfolio manager based in the Newport Beach office. He is a rotating member of the PIMCO Investment Committee and co-chair of the Americas portfolio committee. As portfolio manager across multi-sector fixed income mandates, Mr. Cudzil also serves as a senior member of the Total Return portfolio management team, co-lead of the liability-driven investment portfolio management team, and co-lead of the agency MBS portfolio management team. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura. He has investment experience since 1997.

PIMCO Dynamic Bond PIMCO Income PIMCO Total Return	Daniel J. Ivascyn	9/14 4/16* 10/22

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn is lead portfolio manager for the firm’s income, credit hedge fund, and mortgage opportunistic strategies, and is also a portfolio manager for total return strategies. He is a member of PIMCO’s Executive Committee and a member of the Investment Committee. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments. He has investment experience since 1992 and holds an MBA in analytic finance from the University of Chicago Graduate School of Business and a bachelor’s degree in economics from Occidental College.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Dynamic Bond PIMCO Total Return	Mohit Mittal	1/22 12/19

CIO Core Strategies and Managing Director, PIMCO. Mr. Mittal is a member of the Investment Committee and a portfolio manager for fixed income multi-sector portfolios across the duration and credit spectrum. As CIO Core Strategies, Mr. Mittal has leadership and oversight responsibilities for long-only strategies across PIMCO’s Low and Moderate Duration, Total Return, and Long Duration strategy suite. Mr. Mittal joined PIMCO in 2007 and holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

PIMCO Total Return	Qi Wang	10/22

CIO Portfolio Implementation and Managing Director, PIMCO. She oversees portfolio implementation, portfolio management analytics, and the PM data delivery platform. She is also a portfolio manager for PIMCO’s global macro hedge fund strategies and a member of the Investment Committee. Prior to joining PIMCO in 2010, she was with HBK Capital Management for 11 years, most recently as a managing director and partner responsible for developed market fixed income. Ms. Wang was previously a fixed income analyst at Lehman Brothers. She has investment experience since 1995 and holds a bachelor’s degree in economics and molecular biochemistry and biophysics from Yale University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_111425

PIMCO Variable Insurance Trust

Supplement Dated November 14, 2025 to the

PIMCO Total Return Portfolio Administrative Class Prospectus,

PIMCO Total Return Portfolio Institutional Class Prospectus,

PIMCO Total Return Portfolio Advisor Class Prospectus,

each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO Total Return Portfolio (the “Portfolio”)

Effective immediately, Mark R. Kiesel no longer manages the Portfolio. Therefore, effective immediately, all references to Mr. Kiesel in the Prospectuses and Statement of Additional Information are removed in their entirety.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_111425

PIMCO Variable Insurance Trust

Supplement Dated November 14, 2025 to the

PIMCO Total Return Portfolio Administrative Class Prospectus,

PIMCO Total Return Portfolio Institutional Class Prospectus,

PIMCO Total Return Portfolio Advisor Class Prospectus,

each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO Total Return Portfolio (the “Portfolio”)

Effective immediately, PIMCO Total Return Portfolio’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mike Cudzil, Qi Wang, and Mohit Mittal. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mike Cudzil, Qi Wang, and Mohit Mittal. Mr. Ivascyn is Group Chief Investment Officer, Ms. Wang is CIO Portfolio Implementation and Mr. Mittal is CIO Core Strategies. Messrs. Ivascyn, Cudzil and Mittal and Ms. Wang are Managing Directors of PIMCO. Mr. Mittal has managed the Portfolio since December 2019, Ms. Wang and Mr. Ivascyn have managed the Portfolio since October 2022, and Mr. Cudzil has managed the Portfolio since November 2025.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Total Return	Mike Cudzil	11/25

Managing Director, PIMCO. Mr. Cudzil is a managing director and generalist portfolio manager based in the Newport Beach office. He is a rotating member of the PIMCO Investment Committee and co-chair of the Americas portfolio committee. As portfolio manager across multi-sector fixed income mandates, Mr. Cudzil also serves as a senior member of the Total Return portfolio management team, co-lead of the liability-driven investment portfolio management team, and co-lead of the agency MBS portfolio management team. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura. He has investment experience since 1997.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Total Return	Daniel J. Ivascyn	10/22

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn is lead portfolio manager for the firm’s income, credit hedge fund, and mortgage opportunistic strategies, and is also a portfolio manager for total return strategies. He is a member of PIMCO’s Executive Committee and a member of the Investment Committee. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments. He has investment experience since 1992 and holds an MBA in analytic finance from the University of Chicago Graduate School of Business and a bachelor’s degree in economics from Occidental College.

PIMCO Total Return	Mohit Mittal	12/19

CIO Core Strategies and Managing Director, PIMCO. Mr. Mittal is a member of the Investment Committee and a portfolio manager for fixed income multi-sector portfolios across the duration and credit spectrum. As CIO Core Strategies, Mr. Mittal has leadership and oversight responsibilities for long-only strategies across PIMCO’s Low and Moderate Duration, Total Return, and Long Duration strategy suite. Mr. Mittal joined PIMCO in 2007 and holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

PIMCO Total Return	Qi Wang	10/22

CIO Portfolio Implementation and Managing Director, PIMCO. She oversees portfolio implementation, portfolio management analytics, and the PM data delivery platform. She is also a portfolio manager for PIMCO’s global macro hedge fund strategies and a member of the Investment Committee. Prior to joining PIMCO in 2010, she was with HBK Capital Management for 11 years, most recently as a managing director and partner responsible for developed market fixed income. Ms. Wang was previously a fixed income analyst at Lehman Brothers. She has investment experience since 1995 and holds a bachelor’s degree in economics and molecular biochemistry and biophysics from Yale University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP4_111425

PIMCO Variable Insurance Trust

Supplement dated November 14, 2025 to the

Statement of Additional Information dated April 30, 2025,

as supplemented from time to time

Disclosure Related to the PIMCO Total Return (each, a “Portfolio” and together, the “Portfolios”)

Effective immediately, PIMCO Total Return Portfolio’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mike Cudzil, Qi Wang, and Mohit Mittal.

Accordingly, effective immediately, corresponding changes are made to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

PVIT_SUPP5_111425